UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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FORM ABS-15G

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ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

Date of Report (Date of earliest event reported) N/A

Commission File Number of securitizer: ___________

Central Index Key Number of securitizer: 0001805907

Name and telephone number, including area code, of the person
To contact in connection with this filing.

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Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

SEC2860 (6-15)      Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

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☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: Not Applicable

SABEY DATA CENTER ISSUER LLC
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001806066

Central Index Key Number of underwriter (if applicable): Not Applicable

Patricia A. Sewell
(206) 281 8700
Name and telephone number, including area code, of the person
To contact in connection with this filing.

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INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 C.F.R. 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Sabey Data Center Asset Holdings LLC	(Securitizer)
Dated: March 11, 2020
/s/ Patricia A. Sewell Patricia A. Sewell Chief Financial Officer	(Signature)

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EXHIBIT INDEX

Exhibit No.	Description
Exhibit 99.1	Independent Accounts’ Report on Applying Agreed-Upon Procedures, dated March 11, 2020, of Deloitte & Touche LLP.

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